Schedule of Comprehensive Loss Related to the Defined Benefit Plan (Details)	Dec. 31, 2022 USD ($)
Retirement Benefits [Abstract]
Net prior service (cost) / credit	$ 13,941
Net gain / (loss)	121,498
Accumulated other comprehensive income (loss), net of tax	$ 135,439